Fair Value Measurement and Disclosures - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	$ 220,486	$ 228,630	$ 193,289
U.S. Government Sponsored Enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	51,407	63,922	12,999
State, Country and Municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	57,313	57,160	55,501
Corporate Debt Obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	2,128	2,615	1,817
Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	220,486	228,630	193,289
Recurring Basis | Residential Mortgage -Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	109,638	104,933	122,972
Recurring Basis | U.S. Government Sponsored Enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	51,407	63,922	12,999
Recurring Basis | State, Country and Municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	57,313	57,160	55,501
Recurring Basis | Corporate Debt Obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	2,128	2,615	1,817
Recurring Basis | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	220,486	228,630	193,289
Recurring Basis | Significant Other Observable Inputs (Level 2) | Residential Mortgage -Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	109,638	104,933	122,972
Recurring Basis | Significant Other Observable Inputs (Level 2) | U.S. Government Sponsored Enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	51,407	63,922	12,999
Recurring Basis | Significant Other Observable Inputs (Level 2) | State, Country and Municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	57,313	57,160	55,501
Recurring Basis | Significant Other Observable Inputs (Level 2) | Corporate Debt Obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	$ 2,128	$ 2,615	$ 1,817